THE AVALON CAPITAL APPRECIATION FUND


           INVESTMENT ADVISOR
       Questar Capital Corporation                       THE AVALON CAPITAL
          655 Fairfield Court                            APPRECIATION FUND
               Suite 200
          Ann Arbor, MI 48108


     ADMINISTRATOR & TRANSFER AGENT
      Declaration Service Company                   A SERIES OF THE AVALON FUND
              P.O. Box 844                               OF MARYLAND, INC.
         Conshohocken, PA 19428                        655 FAIRFIELD COURT
                                                             SUITE 200
                                                        ANN ARBOR, MI 48108
              DISTRIBUTOR                                 1-877-228-2566
      Questar Capital Corporation
          655 Fairfield Court
               Suite 200
          Ann Arbor, MI 48108
                                                        ------------------
                                                        SEMI-ANNUAL REPORT
                                                        ------------------
             CUSTODIAN BANK
       First Union National Bank
          1339 Chestnut Street
         Philadelphia, PA 19107

                                                          MARCH 31, 2001
        INDEPENDENT ACCOUNTANTS
    McCurdy & Associates CPA's Inc.
           27955 Clemens Road
           Westlake, OH 44145

May 20, 2001

Dear Shareholder,

Today's stock market may be the most difficult one you have ever experienced. To help you through this volatile period, I want to give you a brief summary of my thoughts on the U.S. equity market and why I see cause for optimism.

The bear market continues to haunt Wall Street, particularly in the technology sector. The NASDAQ Composite lost more than 25% of its value during the first quarter of 2001 and is down 63.5% from its high in March 2000. Against this backdrop, your Fund declined 37.1%* for the first quarter of 2001 and 52.7%* for the six month period ending March 31, 2001. Since many of our stocks were invested in technology, losses for the quarter were tilted toward the NASDAQ more than normal.

Overall, earnings for the S&P 500 Index and NASDAQ were down 43% for the first quarter this year. The good news is that there are many stocks with very good earnings. These are the stocks Louis Navellier will continue to focus on. The Fund is currently well diversified in energy, retail, healthcare and other `niche' sectors such as homebuilding. Technology exposure is primarily limited to moderate P/E tech stocks with strong earnings. Now, the key going forward is simply earnings. Superior earnings will drive the market from here and Navellier believes our Fund is well positioned to take advantage of this movement.

Where does that leave the stock market? Can stocks rise as the economy and corporate profits struggle? You bet! Strangely enough, the market historically has advanced the most when corporate earnings are in a nose-dive. Yes, you read that correctly! Since 1947 corporate earnings have declined by 5% or more in nine years. All nine years were up years in the S&P 500 and they averaged an increase of 20.3%. There were no down years in those nine! The market historically turns upwards well before the economy shows signs of strengthening, or earnings rebound. Wall Street is a leading indicator of the economy.

On Tuesday, May 15, 2001, the Federal Reserve cut interest rates for the fifth time since January 3rd. Since the early 1970s the Federal Reserve has cut interest rates five consecutive times in five different circumstances. While past performance cannot predict future returns, rate cuts historically have translated into sharply higher stock prices. After a series of such cuts, the S&P 500 has averaged a 20% return for the year following the fifth cut. I do not know whether history will repeat itself, but rate cuts are powerful tools that should not be ignored.

The economy may continue to be challenged for a while, and corporate profits may be under pressure for another quarter or two. Nevertheless, I would rather be adding to my stock funds at the present time, not selling them. The market today is more attractively valued than at any time in the past five years, once again providing opportunities to buy great companies at attractive prices, as well as achieve our goal of delivering top-tier returns to our shareholders.

As always, I appreciate your confidence in the Avalon Capital Appreciation Fund. I hope these thoughts will help you through a market period that is difficult but, in my opinion, also full of opportunity. If you have any questions about your account or need additional information, please call shareholder services at 877-228-2566. If you have any questions about the Fund and would like to talk to me personally, please call me at 800-568-7526.

Sincerely,



/s/ Robert E. Boone
Robert E. Boone, President

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please read the prospectus carefully for full information regarding risks, fees and expenses.

NASDAQ COMPOSITE INDEX is a broad-based index of more than 5000 companies listed on the NASDAQ stock market with dividends reinvested and assume no transaction costs. It is not an investment product available for purchase.

S&P 500 INDEX includes 500 widely held stocks representing major U.S. industries. It is not an investment product available for purchase.

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

The Avalon Capital Appreciation Fund is registered in twenty-one states: AZ, CA, CO, DC, DE, FL, GA, IL, IN, KS, KY, MI, NC, NJ, NV, NY, OH, SD, SC, TN, WY.

This letter contains "forward-looking statements" as to expectations, beliefs, plans, objectives and future financial performance, and assumptions underlying or concerning the foregoing. Such forward-looking statements involve risks and uncertainties which could cause actual results or outcomes to differ materially from those expressed in the forward-looking statements.

* load adjusted return reflecting the 4.75% sales charge

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

                                                            SHARES     VALUE
                                                            ------     -----
COMMON STOCK -- 97.00%
AIRLINES -- 2.72%
Southwest Airlines Co. ...............................       6,400  $   113,600
                                                                    -----------
                                                                        113,600
                                                                    -----------
COMMERCIAL SERVICES -- 3.44%
Professional Detailing, Inc.* ........................       1,330       82,107
Plexus Corp.* ........................................       2,400       61,500
                                                                    -----------
                                                                        143,607
                                                                    -----------
COMPUTER SERVICES AND SOFTWARE -- 8.51%
Bisys Group, Inc.* ...................................       2,160      115,425
Cerner Corp.* ........................................       1,260       43,155
Mentor Graphics Corp.* ...............................       2,050       42,281
Sungard Data Systems, Inc.* ..........................       3,140      154,582
                                                                    -----------
                                                                        355,443
                                                                    -----------
CONSTRUCTION -- 3.29%
Lennar Corp. .........................................       3,450      137,517
                                                                    -----------
                                                                        137,517
                                                                    -----------
FINANCIAL SERVICES -- 4.94%
AmeriCredit Corp.* ...................................       2,550       82,697
Loews Corp. ..........................................       2,080      123,573
                                                                    -----------
                                                                        206,270
                                                                    -----------
ELECTRONICS AND ELECTRICAL EQUIPMENT -- 3.62%
C & D Technology, Inc. ...............................       1,600       44,160
PerkinElmer, Inc. ....................................       1,330       69,759
Technitrol, Inc. .....................................       1,500       37,335
                                                                    -----------
                                                                        151,254
                                                                    -----------
HEALTH CARE -- 14.62%
Laboratory Corporation of America Holdings* ..........         900      108,225
Lincare Holdings, Inc.* ..............................       1,940      102,699
Quest Diagnostics, Inc.* .............................       1,200      106,644
Trigon Healthcare, Inc.* .............................       1,390       71,585
Universal Health Services, Inc. ......................         725       64,017
Wellpoint Health Networks* ...........................       1,650      157,261
                                                                    -----------
                                                                        610,431
                                                                    -----------
                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

                                                            SHARES     VALUE
                                                            ------     -----

MEDICAL SUPPLIES AND DEVICES -- 5.69%
Respironics, Inc.* ................................          4,200  $   128,100
Stryker Corp. .....................................          2,100      109,725
                                                                    -----------
                                                                        237,825
                                                                    -----------
OIL & GAS -- 13.89%
BJ Services Co.* ..................................          4,000      284,800
Cross Timbers Oil Co. .............................          2,800       69,300
Helmerich & Payne, Inc. ...........................          1,440       66,672
Nabors Industries, Inc.* ..........................          3,075      159,408
                                                                    -----------
                                                                        580,180
                                                                    -----------
PHARMACEUTICAL -- 10.22%
Amerisource Health Corp.* .........................          2,800      137,340
IVAX Corp.* .......................................          3,200      100,800
Teva Phamaceutical Industries Ltd. ................          1,640       89,585
Vertex Pharmaceuticals, Inc.* .....................          2,700       98,887
                                                                    -----------
                                                                        426,612
                                                                    -----------
RETAIL -- 9.05%
Abercrombie & Fitch Co.* ..........................          2,600       85,020
American Eagle Outfitters, Inc.* ..................          3,250       93,437
Best Buy Co.* .....................................             25          899
Brinker International, Inc.* ......................          3,600      100,476
Talbots, Inc. .....................................          2,310       98,129
                                                                    -----------
                                                                        377,961
                                                                    -----------
TELECOMMUNICATIONS -- 5.70%
Emules Corp.* .....................................          3,600       67,725
Newport Corp. .....................................          1,550       45,353
Scientific-Atlanta, Inc. ..........................          3,000      124,770
                                                                    -----------
                                                                        237,848
                                                                    -----------

                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------     -----
SEMICONDUCTORS -- 11.31%
Applied Micro Circuits Corp.* .....................          5,400  $    89,100
Integrated Device Technology, Inc.* ...............          2,700       79,947
International Rectifier Corp.* ....................          2,400       97,200
Nvidia Corp.* .....................................          2,400      155,813
Rambus, Inc.* .....................................          2,450       50,470
                                                                    -----------
                                                                        472,530
                                                                    -----------
Total Common Stock (Cost $4,941,801) ..............                   4,051,078
                                                                    -----------

SHORT-TERM INVESTMENTS -- 9.16%

Evergreen Money Market Trust CL Y (Cost $382,457)..        382,457      382,457
                                                                    -----------
Total Investments (Cost $5,324,258) -- 106.16% .....                  4,433,535
Other Assets in Excess of Liabilities -- (6.16)% ...                   (257,419)
                                                                    -----------
NET ASSETS -- 100.00% ..............................                $ 4,176,116
                                                                    ===========

* Non-income producing investment.




                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

ASSETS:
  Investments, at market (identified cost $5,324,258) ...........   $ 4,433,535
  Receivables:
    Dividends and interest ......................................         1,633
    Fund shares sold ............................................        25,738
    Due from advisor ............................................         2,729
                                                                    -----------
      Total assets ..............................................     4,463,635
                                                                    -----------
LIABILITIES:
  Payables:
    Accrued distribution fees ...................................         3,598
    Due to advisor ..............................................         7,421
    Investment securities purchased .............................       272,642
    Other liabilities ...........................................         3,858
                                                                    -----------
      Total liabilities .........................................       287,519
                                                                    -----------
NET ASSETS ......................................................   $ 4,176,116
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital ...............................................   $ 7,170,851
  Net investment loss ...........................................       (69,804)
  Accumulated realized loss on investments ......................    (2,034,208)
  Net unrealized loss on investments ............................      (890,723)
                                                                    -----------
Net Assets (100,000,000 shares of $0.001 par beneficial
   interest authorized; 450,702 shares outstanding) .............   $ 4,176,116
                                                                    ===========
Net Asset Value and redemption price per share ..................   $      9.27
                                                                    ===========
Offering price per share ($9.27 [divided by] 0.9525) ............   $      9.73
                                                                    ===========


                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)


INVESTMENT INCOME:
  Interest ......................................................   $    13,735
  Dividends .....................................................           554
                                                                    -----------
    Total investment income .....................................        14,289
                                                                    -----------
EXPENSES:
  Investment advisory fees ......................................        14,253
  Distribution fees .............................................        28,506
  Service fee ...................................................        41,334
                                                                    -----------
    Total expenses ..............................................        84,093
                                                                    -----------
  Net investment loss ...........................................       (69,804)
                                                                    -----------
REALIZED GAIN ON INVESTMENTS:
  Net realized loss on investments ..............................    (2,094,591)
  Net change in unrealized appreciation on investments...........    (1,787,635)
                                                                    -----------
                                                                     (3,882,226)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.............   $(3,952,030)
                                                                    ===========


                       See notes to financial statements.


THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                                      FOR THE SIX MONTHS
                                                                             ENDED            FOR THE YEAR
                                                                        MARCH 31, 2001            ENDED
                                                                          (UNAUDITED)      SEPTEMBER 30, 2000
                                                                      ------------------   ------------------
INCREASE IN NET ASSETS
Operations:
  Net investment loss ................................................   $   (69,804)          $ (107,200)
  Net realized gain/loss on investments ..............................    (2,094,591)              60,384
  Net change in unrealized appreciation/depreciation on investments...    (1,787,635)             767,079
                                                                         -----------           ----------
Net increase/decrease in net assets resulting from operations ........    (3,952,030)             720,263
                                                                         -----------           ----------

Increase in net assets from Fund share transactions ..................       962,338            5,319,944
                                                                         -----------           ----------
Increase/decrease in net assets ......................................    (2,989,692)           6,040,207

NET ASSETS:
  Beginning of period ................................................     7,165,808            1,125,601
                                                                         -----------           ----------
  End of period ......................................................   $ 4,176,116          $ 7,165,808
                                                                         ===========          ===========


                       See notes to financial statements.


The Avalon Capital Appreciation Fund
--------------------------------------------------------
FINANCIAL HIGHLIGHTS

Per Share Data (For a Share Outstanding Throughout Each Period)
                                                                       FOR THE SIX
                                                                       MONTHS ENDED     FOR THE YEAR          FOR THE YEAR
                                                                      MARCH 31, 2001        ENDED                 ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999*
                                                                      --------------  ------------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD .................................  $   18.67       $   12.03              $   10.00
                                                                        ---------       ---------              ---------
INVESTMENT OPERATIONS
  Net investment loss ................................................      (0.17)          (0.44)                 (0.17)
  Net realized and unrealized gain/loss on investments ...............      (9.23)           7.08                   2.20
                                                                        ---------       ---------              ---------
    Total from investment operations .................................      (9.40)           6.64                   2.03
                                                                        =========       =========              =========
NET ASSET VALUE, END OF PERIOD .......................................  $    9.27       $   18.67              $   12.03

TOTAL RETURN .........................................................     (50.35)%         55.20                  20.30%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ...............................  $   4,176       $   7,166              $   1,126
  Ratio of expenses to average net assets:
    Before expense reimbursement .....................................       2.95%(1)        2.95                   2.95%(1)
    After expense reimbursement ......................................       2.95%(1)        2.95                   2.54%(1)
  Ratio of net investment income (loss) to average net assets:
    Before expense reimbursement .....................................      (2.45)%(1)      (2.39)%                (1.94)%(1)
    After expense reimbursement ......................................      (2.45)%(1)      (2.39)%                (1.53)%(1)
  Portfolio turnover rate ............................................      52.44%          97.95%                183.71%


(1) Annualized

* The Avalon Capital Appreciation Fund commenced operations on October 2, 1998 Per share data has been calculated based on the average daily number of shares outstanding throughout each period.



                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Avalon Fund of Maryland, Inc. (the "Company") was incorporated under the laws of the state of Maryland on March 17, 1998, and consists solely of The Avalon Capital Appreciation Fund (the "Fund"). The Company is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund's investment strategy is long-term growth through capital appreciation. The Fund became effective with the SEC on October 1, 1998 and commenced operations on October 2, 1998.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Questar Capital Corporation (the "Advisor"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

b) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles.

d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund for the period ended March 31, 2001 were as follows:

                                       SHARES             AMOUNT
                                     ----------         ----------
               Sold ..........           85,344         $1,189,934
               Redeemed ......          (18,438)          (227,596)
                                     ----------         ----------
               Net Increase...           66,906         $  962,338
                                     ==========         ==========

     Transactions in shares of the Fund for the year ended September 30, 2000 were as follows:

                                       SHARES             AMOUNT
                                     ----------         ----------
               Sold ..........          307,431         $5,624,135
               Redeemed ......          (17,166)          (304,191)
                                     ----------         ----------
               Net Increase...          290,265         $5,319,944
                                     ==========         ==========

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended March 31, 2001, were as follows:

               Purchases................     $4,064,443
               Sales....................      2,781,688

     At March 31, 2001, gross unrealized appreciation of investments for tax purposes were as follows:

               Appreciation........................     $  129,878
               Depreciation........................     (1,020,601)
                                                        ----------
               Net depreciation on investments.....     $ (890,723)
                                                        ==========

     At March 31, 2001, the cost of investments for federal income tax purposes was $5,324,258.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into a Management Agreement with Questar Capital Corporation (the "Advisor") to provide investment management services to the Fund. Under the terms of the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, equal to 0.50% of average net asset value of the Fund. For the period ended March 31, 2001, the advisor earned advisory fees of $14,253, with $1,903 remaining payable at March 31, 2001.

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.45% as applied to the Fund's daily net assets. For the period ended March 31, 2001, the advisor received Servicing Agreement fees of $41,334, with $5,518 remaining payable at March 31, 2001.

     The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and recordkeeping services.

     The Fund has entered into a Distribution Agreement with the Advisor to provide distribution services as underwriter/distributor of the Fund. For the period ended March 31, 2001, Questar Capital Corporation, the Fund's underwriter, received $6,903 from commissions earned on sales of shares of the Fund. The total amount was retained by the underwriter.

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for the Fund. The plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.75% of the Fund's average daily net assets (1/12 of 0.75% monthly) to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund's shares. The distribution plan also allows for a fee of up to 0.25% of average daily net assets, to be paid to persons or institutions for providing certain servicing functions to prospective and existing shareholders. For the period ended March 31, 2001, Questar Capital Corporation earned 12b-1 fees of $28,506, with $3,598 remaining payable at March 31, 2001.

     Certain directors and officers of the Fund are directors and officers of the Advisor.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

5.   DISTRIBUTIONS TO SHAREHOLDERS

     On May 15, 2001, a long-term capital gain distribution of $.13 per share was declared. The dividend was paid on May 15, 2001, to shareholders of record on May 14, 2001.

6. PROXY VOTING

     A special meeting of shareholders of The Avalon Capital Appreciation Fund was held February 6, 2001. At the meeting the following people were elected or re-elected to serve as Directors of The Avalon Fund of Maryland, Inc.:

        Robert E. Boone      FOR  209,265      WITHHELD  8,346
                                 ---------              -------
        Lee E. Benz          FOR  209,265      WITHHELD  8,346
                                 ---------              -------
        George A. Van Niel   FOR  209,265      WITHHELD  8,346
                                 ---------              -------
        Frederick H. Hoops   FOR  209,265      WITHHELD  8,346
                                 ---------              -------
        Terence P. Smith     FOR  209,265      WITHHELD  8,346
                                 ---------              -------

     Mr. John H. Gakenheimer, who previously served as a Director, did not stand for re-election.

     At that meeting, action also was taken to re-approve, in connection with a restructuring of the ownership of Questar Capital Corporation, the Fund's Investment Management Agreement with Questar Capital and the Sub-Advisory Agreement between Questar Capital and Navallier Management, Inc., the Fund's sub-advisor. The votes were as follows:

     Approval of the Investment Management Agreement -

              FOR 210,460     AGAINST     0        ABSTAIN  7,151
                  -------              -------             -------

     Approval of Sub-Advisory Agreement -

              FOR 207,760     AGAINST   2,338      ABSTAIN  7,513
                  -------              -------             -------